UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Astor Asset Management, LLC
Address: 111 S Wacker Drive, Suite 3910
         Chicago, IL 60606

Form 13F File Number: 028-13903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Stein
Title:   Senior Managing Director
Phone:   312-373-6280

Signature, Place, and Date of Signing:

Robert Stein                    Chicago, Illinois               July 21, 2010

Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 9,856,059

Form 13F Information Table Value Total: $451,633
                                        (thousands)

List of Other Included Managers:
NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONSUMER DISCRETIONARY SELT    COM              81369Y407    17905   535916 SH       Sole                    23128            512788
GREENHAVEN CONTINUOUS CMDTY    COM              395258106    22458   797524 SH       Sole                    33032            764492
ISHARES DJ US OIL EQUIP & SV   COM              464288844    29140   660012 SH       Sole                    27538            632474
ISHARES DJ US TELECOMMUNICAT   COM              464287713    18882   866551 SH       Sole                    36216            830335
ISHARES IBOXX H/Y CORP BOND    COM              464288513    28638   319294 SH       Sole                    13344            305950
ISHARES IBOXX INV GR CORP BD   COM              464287242    30485   269563 SH       Sole                    11138            258425
ISHARES MSCI EMERGING MKT IN   COM              464287234    32553   727121 SH       Sole                    29416            697705
ISHARES NASDAQ BIOTECH INDX    COM              464287556    28979   336025 SH       Sole                    14071            321954
ISHARES RUSSELL 2000           COM              464287655    28918   428407 SH       Sole                    18287            410121
ISHARES SILVER TRUST           COM              46428Q109    15427   723918 SH       Sole                    10193            713725
MATERIALS SELECT SECTOR SPDR   COM              81369Y100    17352   529350 SH       Sole                    21856            507494
NEVADA MANHATTAN GROUP INC     COM              64133N105        0    10000 SH       Sole                                      10000
POWERSHARES DB GOLD FUND       COM              73936B606      511    11009 SH       Sole                    11009
POWERSHARES DB SILVER FUND     COM              73936B309      438    11374 SH       Sole                    11374
POWERSHARES QQQ                COM              73935A104    30317   617840 SH       Sole                    25788            592052
SPDR BARCLAYS CAPITAL HIGH     COM              78464A417    29757   743748 SH       Sole                    30550            713198
SPDR GOLD TRUST                COM              78463V107    17738   138674 SH       Sole                     1963            136711
SPDR S&P DIVIDEND ETF          COM              78464A763    70968  1414274 SH       Sole                    59292           1354982
SPDR S&P PHARMACEUTICALS ETF   COM              78464A722    30035   689980 SH       Sole                    28970            661010
WISDOMTREE DEFA FUND           COM              97717W703      257     5693 SH       Sole                                       5693
WISDOMTREE EARNINGS 500 FUND   COM              97717W588      272     6809 SH       Sole                                       6809
WISDOMTREE MIDCAP EARNINGS     COM              97717W570      300     6285 SH       Sole                                       6285
WISDOMTREE SMALLCAP EARNINGS   COM              97717W562      303     6692 SH       Sole                                       6692